Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets (liabilities) - current	$ 8,532,000	$ 5,349,000	$ 153,000
Earnout liability - current	(10,841,000)	0
Earnout liability - long-term	(15,076,000)	0
Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets (liabilities) - current	8,532,000	5,349,000	153,000
Derivative assets (liabilities) - long-term	(801,000)	(4,669,000)	(6,439,000)
Derivative Assets (Liabilities), at Fair Value, Net	(18,186,000)	680,000	(6,286,000)
Derivative Assets (Liabilities), at Fair Value, Net, Total	(18,186,000)	680,000	(6,286,000)
Fair Value, Recurring | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets (liabilities) - current	0	0	0
Derivative assets (liabilities) - long-term	0	0	0
Derivative Assets (Liabilities), at Fair Value, Net	0	0	0
Derivative Assets (Liabilities), at Fair Value, Net, Total	0	0	0
Fair Value, Recurring | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets (liabilities) - current	8,532,000	5,349,000	153,000
Derivative assets (liabilities) - long-term	(801,000)	(4,669,000)	(6,439,000)
Derivative Assets (Liabilities), at Fair Value, Net	7,731,000	680,000	(6,286,000)
Derivative Assets (Liabilities), at Fair Value, Net, Total	7,731,000	680,000	(6,286,000)
Fair Value, Recurring | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets (liabilities) - current	0	0	0
Derivative assets (liabilities) - long-term	0	0	0
Derivative Assets (Liabilities), at Fair Value, Net	(25,917,000)	0	0
Derivative Assets (Liabilities), at Fair Value, Net, Total	(25,917,000)	$ 0	$ 0
Fair Value, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Earnout liability - current	(10,841,000)
Earnout liability - long-term	(15,076,000)
Fair Value, Nonrecurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Earnout liability - current	0
Earnout liability - long-term	0
Fair Value, Nonrecurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Earnout liability - current	0
Earnout liability - long-term	0
Fair Value, Nonrecurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Earnout liability - current	(10,841,000)
Earnout liability - long-term	$ (15,076,000)